EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY
Schedule of number of shares

	Number of shares subscribed			Number of shares paid in			Number of voting shares
Series	2017	2016	2015	2017	2016	2015	2017	2016	2015
A	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301
B	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303

Schedule of equity

	Subscribed Capital			Paid-in capital
Series	2017	2016	2015	2017	2016	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
A	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504	135,379,504
B	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070	135,358,070

Total	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574	270,737,574

Schedule of retained earnings available for distribution as dividends

Description	Event when amount is realized	Amount of accumulated earnings at 01.01.2009	Realized at 12.31.2017	Amount of accumulated earnings at 12.31.2017
		ThCh$	ThCh$	ThCh$
Revaluation of assets parent Company	Sale or impairment	14,800,384	(11,907,228)	2,893,156
Foreign currency translation differences of investments in related companies and subsidiaries	Sale or impairment	4,653,301	2,805,255	7,458,556
Full absorption cost accounting parent Company	Sale of products	305,175	(305,175)	—
Post-employment benefits actuarial calculation parent Company	Termination of employees	946,803	(637,827)	308,976
Deferred taxes complementary accounts parent Company	Amortization	(1,444,960)	1,444,960	—

Total		19,260,703	(8,600,015)	10,660,688

Schedule of dividends declared and paid

Dividend payment date		Dividend type	Profits imputable to dividends	Ch$ per Series A Share	Ch$ per Series B Share

2016	January	Interim	2015	17.00	18.70
2016	May	Final	2015	17.00	18.70
2016	August	Additional	Retained Earnings	17.00	18.70
2016	October	Interim	2016	17.00	18.70
2017	January	Interim	2016	19.00	20.90
2017	May	Final	2016	19.00	20.90
2017	August	Additional	Retained Earnings	19.00	20.90
2017	October	Interim	2017	19.00	20.90
2017	December (*)	Interim	2017	21.50	23.65

(*)This dividend is pending payment as of the closing date.

Schedule of other reserves

Description	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(237,077,572)	(168,744,355)	(167,447,157)
Cash flow hedge reserve	(3,094,671)	(2,448,175)	27,087,214
Reserve for employee benefit actuarial gains or losses	(1,915,587)	(1,785,032)	(1,796,285)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538

Total	185,049,228	254,159,496	284,980,830

Schedule of foreign currency translation reserves

Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Brazil	(90,156,924)	(58,306,230)	(88,444,294)
Argentina	(128,348,112)	(108,386,213)	(84,913,998)
Paraguay	(4,862,332)	10,545,453	21,728,456
Exchange rate differences in related companies	(13,710,204)	(12,597,365)	(15,817,321)

Total	(237,077,572)	(168,744,355)	(167,447,157)

Schedule of movement in foreign currency translation reserves

Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Brazil	(31,850,694)	30,138,065	(57,582,790)
Argentina	(19,961,899)	(23,472,215)	(28,640,580)
Paraguay	(15,407,785)	(11,183,004)	(19,929,293)
Exchange rate differences in related companies	(1,112,839)	3,219,956	(8,008,796)

Total	(68,333,217)	(1,297,198)	(114,161,459)

Schedule of consolidated statements of comprehensive income

	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow for hedge (1)	(813,844)	167,348	(646,496)
Exchange rate translation differences (1)	(68,831,435)	232,666	(68,598,769)
Benefit related to defined benefit plans	(329,477)	84,017	(245,460)

Total Comprehensive income as of December 31, 2017	(69,974,756)	484,031	(69,490,725)

	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow for hedge (1)	(42,836,575)	13,301,186	(29,535,389)
Exchange rate translation differences (1)	148,686	(2,431,408)	(2,282,722)
Benefit related to defined benefit plans	(29,423)	7,060	(22,363)

Total Comprehensive income as of December 31, 2016	(42,717,312)	10,876,838	(31,840,474)

	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow for hedge (1)	31,134,391	(10,172,792)	20,961,599
Exchange rate translation differences (1)	(119,212,803)	4,604,711	(114,608,092)
Benefit related to defined benefit plans	(744,445)	148,877	(595,568)

Total Comprehensive income as of December 31, 2015	(88,822,857)	(5,419,204)	(94,242,061)

(1)	These concepts will be reclassified to the statements of income when it is settled.

Schedule of movement in comprehensive income

As of December 31, 2017:	Cash Flow Hedge	Exchange rate Differences	Benefit related to defines benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	(14.172.572)	(68,831,435)	(476.044)
Deferred taxes	3.875.908	232,666	121.390
Reclassification to the result by function	13.352.835	—	146.564
Reclassification of deferred taxes related to other reserves	(3.702.667)	—	(37.370)

Total Changes in Equity	(646,496)	(68,598,769)	(245,460)

Equity holders of the parent	(646.496)	(68,333,217)	(130.555)
Non-Controlling interests	—	(265,552)	(114.905)

Total Changes in equity as of December 31, 2017	(646,496)	(68,598,769)	(245,460)

As of December 31, 2016:	Cash Flow Hedge	Exchange rate Differences	Benefit related to defines benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	(119,668,724)	148,686	(359,258)
Deferred taxes	38,337,727	(2,431,408)	86,222
Reclassification to the result by function	76,802,629	—	313,341
Reclassification of deferred taxes related to other reserves	(25,007,021)	—	(62,668)

Total Changes in Equity	(29,535,389)	(2,282,722)	(22,363)

Equity holders of the parent	(29,535,389)	(1,297,198)	11,253
Non-Controlling interests	—	(985,524)	(33,616)

Total Changes in equity as of December 31, 2016	(29,535,389)	(2,282,722)	(22,363)

As of December 31, 2015:	Cash Flow Hedge	Exchange rate Differences	Benefit related to defines benefit plans
	ThCh$	ThCh$	ThCh$
Increase (decrease)	144,373,046	(119,212,803)	(1,016,400)
Deferred taxes	(46,055,955)	4,604,711	228,690
Reclassification to the result by function	(114,423,713)	—	240,177
Reclassification of deferred taxes related to other reserves	37,068,221	—	(48,035)

Total Changes in Equity	20,961,599	(114,608,092)	(595,568)

Equity holders of the parent	20,961,599	(114,161,459)	(558,292)
Non-Controlling interests	—	(446,633)	(37,276)

Total Changes in equity as of December 31, 2015	20,961,599	(114,608,092)	(595,568)

Schedule of non-controlling interests

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
Details	2017	2016	2015	December 2017	December 2016	December 2015	December 2017	December 2016	December 2015
	ThCh$	ThCh$	ThCh$	ThCh $	ThCh $	ThCh $
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	13,765	12,209	14,484	5,590	5,502	5,262
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,213	2,062	2,220	711	785	798
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	5,045,792	5,337,687	5,522,797	502,945	504,806	406,211
Vital S.A.	35.0000	35.0000	35.0000	9,261,108	9,054,947	8,891,548	283,327	319,858	(4,556)
Vital Aguas S.A.	33.5000	33.5000	33.5000	2,117,098	2,027,879	1,967,652	151,647	23,744	50,933
Envases Central S.A.	40.7300	40.7300	40.7300	5,483,317	5,129,661	4,661,764	220,715	668,425	(224,206)

Total				21,923,293	21,564,445	21,060,465	1,164,935	1,523,120	234,442

Schedule of earnings per share

	12.31.2017
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	56,112,755	61,723,035	117,835,790
Average weighted number of shares	473,289,301	473,281,303	946,570,604

Earnings per basic and diluted share (in Chilean pesos)	118.56	130.42	124.49

	12.31.2016
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	43,107,979	47,418,012	90,525,991
Average weighted number of shares	473,289,301	473,281,303	946,570,604

Earnings per basic and diluted share (in Chilean pesos)	91.08	100.19	95.64

	12.31.2015
Earnings per share	SERIES A	SERIES B	TOTAL
Earnings attributable to shareholders (ThCh$)	41,840,108	46,023,376	87,863,484
Average weighted number of shares	473,289,301	473,281,303	946,570,604

Earnings per basic and diluted share (in Chilean pesos)	88.40	97.24	92.82